Goodwill and Other Intangible Assets (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Changes in Carrying Value of Goodwill and other Intangible Assets

	Amortizing Intangible Assets	Non-Amortizing Intangible Assets
(In millions)		Goodwill	Other
Balance as of December 31, 2016	$285	$1,608	$148
Amortization	(16)	—	—
Balance as of March 31, 2017	$269	$1,608	$148

Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill

	March 31, 2017				December 31, 2016
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing
Customer relationships	4.2	$893	$(645)	$248	$893	$(630)	$263
Contract rights	7.8	3	(1)	2	3	(1)	2
Gaming rights and other	7.3	43	(24)	19	43	(23)	20
		$939	$(670)	269	$939	$(654)	285
Non-amortizing
Trademarks				126			126
Gaming rights				22			22
				148			148
Total intangible assets other than goodwill				$417			$433

Goodwill and Other Intangible Assets
The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determine the estimated fair values after review and consideration of relevant information including discounted cash flows, quoted market prices, and estimates made by management. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is recorded as goodwill.
We perform our annual goodwill impairment assessment as of October 1. We perform this assessment more frequently if impairment indicators exist. We determine the estimated fair value of each reporting unit based on a combination of earnings before interest, taxes, depreciation and amortization (“EBITDA”), valuation multiples, and estimated future cash flows discounted at rates commensurate with the capital structure and cost of capital of comparable market participants, giving appropriate consideration to the prevailing borrowing rates within the casino industry in general. We also evaluate the aggregate fair value of all of our reporting units and other non-operating assets in comparison to our aggregate debt and equity market capitalization at the test date. EBITDA multiples and discounted cash flows are common measures used to value businesses in our industry.
We perform our annual impairment assessment of other non-amortizing intangible assets as of October 1. We perform this assessment more frequently if impairment indicators exist. We determine the estimated fair value of our non-amortizing intangible assets by primarily using the “Relief from Royalty Method” and “Excess Earnings Method” under the income approach.
The annual evaluation of goodwill and other non-amortizing intangible assets requires the use of estimates about future operating results, valuation multiples, and discount rates to determine their estimated fair value. Changes in these assumptions can materially affect these estimates. Thus, to the extent gaming volumes deteriorate in the near future, discount rates increase significantly, or we do not meet our projected performance, we could have impairments to record in the future and such impairments could be material.
Changes in Carrying Value of Goodwill by Segment

(In millions)	CEOC	CERP	CGP	CEC Total
Gross Goodwill
Balance as of January 1, 2015	$4,294	$3,894	$1,266	$9,454
CEOC Deconsolidation	(4,294)	—	—	(4,294)
SMG discontinued operation (1)	—	—	(100)	(100)
Balance as of December 31, 2015	—	3,894	1,166	5,060
Accumulated Impairment
Balance as of January 1, 2015	(3,621)	(2,492)	(975)	(7,088)
CEOC Deconsolidation	3,621	—	—	3,621
SMG discontinued operation (1)	—	—	15	15
Balance as of December 31, 2015	—	(2,492)	(960)	(3,452)
Net Carrying Value, December 31, 2015	$—	$1,402	$206	$1,608

Gross Goodwill
Balance as of January 1, 2016	$—	$3,894	$1,166	$5,060
Balance as of December 31, 2016	—	3,894	1,166	5,060
Accumulated Impairment
Balance as of January 1, 2016	—	(2,492)	(960)	(3,452)
Balance as of December 31, 2016	—	(2,492)	(960)	(3,452)
Net Carrying Value, December 31, 2016	$—	$1,402	$206	$1,608
____________________

(1)	Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).
Changes in Carrying Value of Intangible Assets Other Than Goodwill

	Amortizing		Non-Amortizing		Total
(In millions)	2016	2015	2016	2015	2016	2015
Balance as of January 1	$350	$636	$148	$2,514	$498	$3,150
Amortization expense	(65)	(65)	—	—	(65)	(65)
CEOC Deconsolidation	—	(152)	—	(2,366)	—	(2,518)
SMG discontinued operation (1)	—	(69)	—	—	—	(69)
Balance as of December 31	$285	$350	$148	$148	$433	$498
____________________

(1)	Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).
During 2014, as a result of a decline in recent performance and downward adjustments to expectations of future performance in certain of our markets, we recognized impairment charges related to goodwill, trademarks, and gaming rights for certain of our properties.
Intangible Asset Impairment Charges - Continuing Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
Goodwill	$—	$—	$695
Trademarks	—	—	13
Gaming Rights and other	—	—	226
Total impairment charges	$—	$—	$934

Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill

	December 31, 2016				December 31, 2015
(Dollars in millions)	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizing intangible assets
Customer relationships	4.5	$893	$(630)	$263	$894	$(568)	$326
Contract rights	8.0	3	(1)	2	3	(1)	2
Gaming rights and other	7.5	43	(23)	20	43	(21)	22
		$939	$(654)	285	$940	$(590)	350
Non-amortizing intangible assets
Trademarks				126			126
Gaming rights				22			22
				148			148
Total intangible assets other than goodwill				$433			$498

The aggregate amortization expense for intangible assets that continue to be amortized was $65 million in 2016, $65 million in 2015, and $109 million in 2014.
Estimated Five-Year Amortization

	Years Ended December 31,
(In millions)	2017	2018	2019	2020	2021
Estimated annual amortization expense	$65	$55	$54	$54	$48